Stock-based Compensation - Summary of Fair Values of the Company's Restricted Shares (Parenthetical) (Detail)	6 Months Ended
Jun. 30, 2021
2021 Restricted Shares Plan [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Term	4 years 6 months [1]

[1]	Represents the sum of the expected term from the modification date to Closing (6 months) and the vesting period of 4 years for Performance-Vesting Restricted Shares